Subsequent Events	12 Months Ended
Jun. 30, 2019
Subsequent Events [Abstract]
Subsequent events

Note 19 - Subsequent events

For purpose of preparing these consolidated financial statements, the Company considered events through October 30, 2019, which is the date the consolidated financial statements were available for issuance. Except for those disclosed above, there were no material subsequent events that required recognition or additional disclosure in these consolidated financial statement.